Related-party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of loan agreement through credit facility

	December 31, 2025	December 31, 2024

Current
Accounts receivable:
Sanitation services	163,865	173,466
Allowance for losses	(42,753)	(51,706)

Reimbursement of additional retirement and pension benefits paid (G0):
Monthly flow	32,141	84,973
GESP Agreement – 2015	123,135	112,813

Total current	276,388	319,546

Noncurrent
Agreement for the installment payment of sanitation services	1,361	1,361

Reimbursement of additional retirement and pension benefits paid (G0):
GESP Agreement – 2015	861,421	907,514

Total non-current	862,782	908,875

Total receivable	1,139,170	1,228,421

Assets:
Sanitation services	122,473	123,121
Reimbursement of additional retirement and pension benefits paid (G0)	1,016,697	1,105,300

Total	1,139,170	1,228,421

Liabilities:
Dividends and interest on capital payable	428,681	458,985

Schedule of loan agreement through credits facility

	2025	2024

Revenue from sanitation services	952,803	891,312
Payments received from related parties	(910,676)	(843,026)

Reimbursement received referring to Law No. 4,819/1958	(276,307)	(178,941)

Schedule of expenses related to the compensation

Compensation	2025	2024	2023
Short-term benefits to employees and key management personnel	39,828	9,811	9,230
Share-based payments	22,618	-	-
Total compensation	62,446	9,811	9,230